Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate
Acquisitions

Current assets, excluding cash	$38,215
Non-current assets	18,958

Current liabilities	$20,006
Long-term liabilities	18,106
$19,061

Cash consideration, net of cash acquired of $3,322	$60,832
Acquisition date fair value of contingent consideration	1,850
Total purchase consideration	$62,682

Acquired intangible assets (note 10)	$21,130
Goodwill (note 11)	$22,491
		Colliers
	Colliers	Engineering &		Aggregate
	Mortgage	Design	Other	Acquisitions

Current assets, excluding cash	$46,510	$57,533	$2,800	$106,843
Warehouse receivables	31,282	-	-	31,282
Non-current assets	9,021	37,516	3,449	49,986

Current liabilities	55,881	32,582	3,156	91,619
Warehouse credit facilities	25,850	-	-	25,850
Long-term liabilities	6,266	54,739	2,951	63,956
	$(1,184)	$7,728	$142	$6,686

Cash consideration, net of cash acquired of $50,331	$134,204	$59,355	$12,049	$205,608
Acquisition date fair value of contingent consideration	9,250	12,204	2,263	23,717
Total purchase consideration	$143,454	$71,559	$14,312	$229,325

Acquired intangible assets (note 10)
Indefinite life	$29,200	$-	$-	$29,200
Finite life	$105,150	$51,100	$11,430	$167,680
Goodwill (note 11)	$53,530	$56,838	$7,616	$117,984
Redeemable non-controlling interest (note 17)	$43,242	$44,107	$4,876	$92,225
	Revenues	Net earnings

Actual from acquired entities for 2021	$23,132	$198
Supplemental pro forma for 2021 (unaudited)	4,153,379	(236,934)
Supplemental pro forma for 2020 (unaudited)	3,010,244	105,783